GOODWILL (Tables)	3 Months Ended
Mar. 31, 2017
Goodwill [Abstract]
Schedule Of Goodwill [Text Block]
NOTE 7 - Goodwill:

The changes in the carrying amount of goodwill for the period ended March 31, 2017 were as follows:
	Generics	Specialty	Other	Total

	(U.S. $ in millions)
Balance as of January 1, 2017	$32,863	$9,323	$2,223	$44,409
Changes during the period:
Goodwill adjustments (1)	355	-	-	355
Translation differences	235	22	5	262
Balance as of March 31, 2017	$33,453	$9,345	$2,228	$45,026

(1) Due to Actavis Generics and Rimsa measurement period adjustments.